Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("US GAAP").

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Foreign Currency

The functional currency of the Company and each of its subsidiaries is Renminbi as determined based on the criteria of ASC 830, Foreign Currency Translation. The reporting currency of the Company is also Renminbi. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are separately reported in the consolidated statements of operations.

Convenience Translation

Amounts in United States dollars are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011, the last business day in fiscal year 2011, in the City of New York for cable transfers of Renminbi as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group's financial statements include, but are not limited to, provision for doubtful debts, provision for advance to suppliers, provision for warranty, inventory write-down, useful lives of fixed assets and intangible assets, impairment of fixed assets, intangible assets and goodwill, valuation allowances on deferred tax assets, stock-based compensation expenses and fair values of derivative contracts.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use and have original maturities less than 90 days.

Restricted Cash

Restricted cash represents amounts held by a bank as security for letters of credit facilities, notes payable and short-term bank borrowings and, therefore, are not available for the Group's use. Changes in restricted cash that relate to the purchase of raw materials or sale of goods are classified within cash flows from operating activities, changes in restricted cash that relate to the purchase of fixed assets are classified within cash flows from investing activities and changes in restricted cash that relate to bank borrowings are classified within cash flows from investing activities. The restriction on cash is expected to be released within the next twelve months.

Accounts and Notes Receivable

Accounts and notes receivable are recognized and carried at original invoiced amounts less an allowance for potential uncollectible amounts. An allowance for doubtful accounts is recorded in the period in which collection is determined to be not probable based on historical experience, account balance aging, prevailing economic conditions and an assessment of specific evidence indicating troubled collection. A receivable is written off after all collection efforts have ceased.

Debt Issuance Costs

Debt issuance costs represent the incurred costs directly attributable to the issuance of the convertible bonds. These costs are deferred and amortized ratably using the effective interest method from the debt issuance date over the life of the convertible bonds. Upon the conversion of the bonds, the related debt issuance costs will be debited to shareholders' equity.

Arrangement Fees

Arrangement fees represent the incurred costs directly attributable to the bank borrowings. These costs are deferred and amortized ratably using the effective interest method over the term of the bank borrowings.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted-average method. Raw material cost is based on purchase costs while work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs.

Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirement, sale and disposal of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Cost incurred in constructing new facilities, including progress payments, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion and depreciation commences when the asset is available for its intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for the assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are being incurred. Interest costs are capitalized until the assets are ready for their intended use. Total interest costs incurred during 2009, 2010 and 2011 were RMB71,067,000, RMB88,929,000 and RMB126,594,000 (US$20,113,761) and interest capitalized during 2009, 2010 and 2011 amounted to RMB4,290,000, RMB5,377,000 and RMB59,034,000 (US$9,379,558), respectively.

Intangible Assets

Land use rights

Land use rights represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight-line basis over the lives of the land use rights agreements, which have terms of tenure and weighted-average amortization period of 50 years.

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of the acquired business.

Goodwill is reviewed at least annually for impairment, or earlier if there is an indication of impairment, in accordance with ASC 350, Goodwill and Other Intangible Assets. The Group assigns and assesses goodwill for impairment at the reporting unit level.

The performance of the impairment test involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit's carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit's goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that goodwill is only allocable to one of our reporting units, SolarOne Technology. As of December 31, 2010 and 2011, the Group performed impairment tests on goodwill in a two-step process. The Group determined the fair value of the reporting unit using the income approach based on the discounted expected future cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on five-year projections. Cash flow projections were based on past experience, actual operating results and management's best estimates about future developments, as well as certain market assumptions. Cash flow after the fifth year were estimated using a terminal value calculation, which considered terminal value growth rate at 3%, considering long-term revenue growth rates for entities in the relevant industries in the PRC. The discount rate of approximately 16% was used in the valuations which reflect the market assessment of the risks specific to the Group's industry and is based on the weighted-average cost of capital for that particular reporting unit.

In the year ended December 31, 2010 and 2011, the Group recognized an impairment of goodwill of nil and RMB134,735,000 (US$21,407,236), respectively.

Impairment of Long-Lived Assets

The Group evaluates its long-lived assets or asset groups, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates for impairment by comparing the carrying amount of the assets to the future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

During the year ended December 31, 2011, the significant decline in the market price of its PV products provided indication that the carrying value of its long-lived assets, including fixed assets and intangible assets, may not be recoverable. As of December 31, 2011, based on the impairment assessment performed, the sum of the expected future undiscounted cash flows from the long-lived assets exceeded the carrying amount; therefore, the Company concluded the carrying amount of the long-lived assets is recoverable, and no impairment loss is recognized.

Fair Value of Financial Instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts and notes receivable, accounts and notes payable, short-term bank borrowings, amounts due to/from related parties, long-term bank borrowings and convertible bonds. The carrying amounts of these financial instruments other than long-term bank borrowings and convertible bonds approximate their fair values due to the short-term maturity of these instruments. The long-term bank borrowings also approximate their fair value since they bear interest rates which approximate market interest rates.

Upon the adoption of ASC 815-40, Derivatives and Hedging: Contracts in Entity's Own Equity, on January 1, 2009, the conversion option was bifurcated from the convertible bonds at its fair value and the residual value allocated to the convertible bonds was accreted to the redemption amount using the effective interest method. The Group determined the fair value of the conversion option with the assistance of an independent third-party valuation firm.

The factors considered in the valuation model are as follows:

	As of December 31,
	2010		2011

Underlying share price	US$	8.17	US$	0.98
Conversion price	US$	19.125	US$	19.125
Time to maturity		7.04 years		6.04 years
Risk-free rate		2.72%		1.10%
Expected volatility		71.72%		102.63%
Comparable yield to maturity		5.32%		16.28%

Underlying share price is the Company's closing price as listed on NASDAQ as of December 31, 2010 and 2011. The conversion price is the initial conversion price of the convertible bonds. Time to maturity is the remaining years from balance sheet date to January 15, 2018, the maturity date of the convertible bonds. The risk-free rate is derived from the United States Treasury zero coupon risk-free rates with the remaining terms equal to the time to maturity as of December 31, 2010 and 2011. The Company estimates the expected volatility and comparable yield to maturity based on a combination of the Company's historical performance and the performance of comparable publicly listed companies.

As of December 31, 2010 and 2011, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2010	2011	2011
		(RMB'000)	(RMB'000)	(US$'000)

Fair value	30	687,435	498,646	79,227
Carrying value		1,142,250	1,086,748	172,667

The long-term bank borrowings approximate their fair value since they bear interest rates which approximate market interest rates.

Financial Instruments — Embedded Foreign Currency Derivatives

Certain of the Group's sales contracts are denominated in a currency which is not the functional currency of either of the parties to the contract nor the currency in which the products being sold are routinely denominated in international commerce. Accordingly, the contracts contain embedded foreign currency forward contracts which are required to be separately accounted for in accordance with ASC 815-10, Derivatives and Hedging: Overall. The embedded foreign currency derivatives are separately accounted for and measured at fair value with changes in fair value reported as "Changes in fair value of derivative contracts" in the consolidated statements of operations. Embedded foreign currency derivatives are presented as current assets or liabilities. The Group does not enter into such derivative contracts for speculative purposes and hedge accounting has not been applied.

Financial Instruments — Foreign Currency Derivative Contracts, Commodity Contracts and Interest Rate Swap Contract

The Group's primary objective for holding foreign currency derivative contracts, commodity derivative contracts and interest rate swap contract is to manage its foreign currency risks principally arising from sales contracts denominated in Euros, the stability of the purchase price for silver and aluminum (which are two kinds of raw materials required in the production of PV products), and the interest rate risk for the long-term bank borrowings. The Group records these derivative instruments as current assets or current liabilities, measured at fair value.

During the years ended December 31, 2009, 2010 and 2011, the Group entered into cross-currency exchange rate agreements to receive RMB and sell other currencies, commodity agreements to purchase silver and aluminum, and an interest rate swap agreement to pay fixed interest rate rather than floating rate. Changes in the fair value of these derivative instruments are recognized in the consolidated statements of operations. The Group has elected not to apply hedge accounting to these derivative instruments. As of December 31, 2011, the Group had outstanding cross-currency exchange rate contracts with notional amounts of Euro50 million (2010: Euro125 million) and US$120 million (2010: US$190 million), commodity contracts with a quantity of 330,000 ounces of silver (2010: 102,000 ounces) and 4,000 ounces of aluminum (2010: Nil), and an interest rate swap contract with notional amount of US$50 million (2010: Nil). The Group estimates the fair value of its foreign currency, commodity and interest rate swap derivatives using a pricing model based on market observable inputs.

Revenue Recognition

The Group's primary business activity is to produce and sell PV modules. The Group periodically, upon special request from customers, sells PV cells and silicon ingots. The Group records revenue related to the sale of PV modules, PV cells and silicon ingots when the criteria of ASC 605-10, Revenue Recognition: Overall, are met. These criteria include all of the following: persuasive evidence of an arrangement exists; delivery has occurred; the sales price is fixed or determinable; and collectability is reasonably assured.

More specifically, the Group's sales arrangements are evidenced by framework sales agreements and/or by individual sales agreements for each transaction. The shipping terms of the Group's sales arrangements are generally "Cost, Insurance and Freight" ("CIF") and "Free on Board" ("FOB") shipping point whereby the customer takes title and assumes the risks and rewards of ownership of the products upon delivery to the shipper. The customer bears all costs and risks of loss or damage to the goods from that point. Under some sales arrangements, the Group requires its customers to prepay prior to shipment. The Company performs ongoing credit assessment of each customer, including reviewing the customer's latest financial information and historical payment record and performing necessary due diligence to determine acceptable credit terms. In instances where longer credit terms are granted to certain customers, the timing of revenue recognition was not impacted as the Company has historically been able to collect under the original payment terms without making concessions. Other than warranty obligations, the Group does not have any commitments or obligations to deliver additional products or services to the customers. Based on the above, the Group records revenue related to product sales upon delivery of the product to the shipper, assuming all other revenue recognition criteria are met.

Payments received from customers for shipping and handling costs are included in net revenues. Shipping and handling costs relating to sales and purchases are included in selling expenses and cost of revenue, respectively.

The Group entered into a processing service arrangement to process PV cells into PV modules. For this service arrangement, the Group "purchases" PV cells from the customer and contemporaneously agrees to "sell" a specified quantity of PV modules back to the same customer. The quantity of PV modules sold back to the customers under these processing arrangements is consistent with the amount of PV cells purchased from the customer based on current production conversion rates. In accordance with ASC 845-15, Accounting for Purchases and Sales of Inventory with the Same Counterparty, the Group records the amount of revenue on these processing transactions based on the amount received for PV modules sold less the amount paid for the PV cells purchased from the customer. These sales are subject to all of the above-noted criteria relating to revenue recognition.

The Company recognizes revenue related to long-term solar systems integration services on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. A contract may be regarded as substantially completed if remaining costs are not significant in amount. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions. The Group does not offer implicit or explicit rights of return, regardless of whether goods were shipped to the distributors or shipped directly to the end user, other than due to product defect.

Cost of Revenue

Cost of revenue includes direct and indirect production costs.

Research and Development Costs

Research and development costs are expensed as incurred.

Advertising Expenditures

Advertising costs are expensed when incurred and are included in "selling expenses." Advertising expenses were RMB1,962,000, RMB742,000 and RMB13,087,000 (US$2,079,315) for the years ended December 31, 2009, 2010 and 2011, respectively.

Warranty Cost

The Group primarily provides standard warranty coverage on PV modules sold to customers. The standard warranty provides for a 2 to 5-year warranty against technical defects, a 10-year warranty against a decline from initial power generation capacity of more than 10% and a 20 to 25-year warranty against a decline from initial power generation capacity of more than 20%. The estimate of the amount of warranty obligation is primarily based on the following considerations: 1) the results of technical analyses, including simulation tests performed on the products by an industry-recognized external certification body as well as internally developed damp heat testing procedures conducted by the Company's engineering team, 2) the Company's historical warranty claims experience, 3) the warranty accrual practices of other companies in the industry that produce PV products that are comparable in engineering design, raw material input and functionality to the products, and which sell products to a similar class of customers, and 4) the expected failure rate and future costs to service failed products. The results of the technical analyses support the future operational efficiency of the PV modules at levels significantly above the minimum guaranteed levels over the respective warranty periods. The estimate of warranty costs are affected by the estimated and actual product failure rates, the costs to repair or replace failed products and potential service and delivery costs incurred in correcting a product failure. Based on the above considerations and management's ability and intention to provide repairs, replacements or refunds for defective products, the Group accrues for warranty costs for the 2 to 5-year warranty against technical defects based on 1% of revenue for PV modules. No warranty cost accrual has been recorded for the 10-year and 20 to 25-year warranties because the Group determined the likelihood of claims arising from these warranties to be remote based on internal and external testing of the PV modules and strong quality control procedures in the production process. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage that is separately priced or optional.

Government Grants

Government grants received by the Company consist of unrestricted grants and subsidies. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when all the conditions attached to the grants have been met, and the grants are received. Government grants that are received on an unsolicited and unconditional basis to support the growth of the Group and do not relate to the Group's operating activities are classified as non-operating income upon receipt. The Company recorded the operating government grants as an offset to its operating expenses, and the non-operating portion to other income. Grants that it receives prior to when the Group achieves the specified conditions are reported as a liability.

During the years ended December 31, 2009, 2010 and 2011, the Group recorded nil, RMB18,755,000 and RMB14,437,000 (US$2,293,808), respectively, of government subsidies as an offset to its operating expenses, because these government grants were received due to the reason that the Group qualifies as a "high technology" enterprise in Jiangsu Province in the PRC and it meets certain criteria such as increases in the amount of capital investment, net assets, number of employees, sales and tax payments. During the years ended December 31, 2009, 2010 and 2011, the Group received RMB7,661,000, RMB9,595,000 and nil, respectively, as reimbursement for interest expense incurred for imported equipment, which are recorded as other income. The government grants recorded in operating expense or other income are not subject to adjustment and do not have any restrictions as to the use of funds.

As of December 31, 2011, the Group recorded RMB50,000,000 (US$7,944,200) of government grants received as long-term payable because the Group has not fulfilled the conditions required by the government.

Accounting for Income Taxes and Uncertain Tax Positions

The Group accounts for income taxes in accordance with ASC 740, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740-10, Accounting for Uncertainty in Income Taxes, which clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. As of December 31, 2010 and 2011, the Group recorded unrecognized tax benefits of RMB143,473,000 and RMB143,473,000 (US$22,795,564), respectively. The Group has elected to classify interest and/or penalties related to an uncertain position, if and when required, as part of "other operating expenses" in the consolidated statements of operations. No such amounts have been incurred or accrued through December 31, 2011 by the Group.

Based on existing PRC tax regulations, the tax years of SolarOne Qidong, Solar Shanghai, SolarOne Technology, Solar R&D, Solar Engineering, SolarOne Nantong and Nantong Hanwha I&E for the years ended December 31, 2007 through 2011 remain open for examination by the tax authorities.

Value-Added Tax ("VAT")

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. To the extent the Group paid more than collected, the difference represents a net VAT recoverable balance at the balance sheet date.

Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term; b) there is a bargain purchase option; c) the lease term is at least 75% of the property's estimated remaining economic life; or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. Rental expenses were RMB9,644,000, RMB9,400,000 and RMB10,270,000 (US$1,631,739) for the years ended December 31, 2009, 2010 and 2011, respectively. The Group had no capital leases during any of the periods stated herein.

Net Income (Loss) Per Share

Net income (loss) per share is calculated in accordance with ASC 260-10, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of convertible bonds are included in the computation of diluted income (loss) per ordinary share on an "if-converted" basis, when the impact is dilutive. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options and restricted stock units. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

Stock Compensation

Stock awards granted to employees and non-employees are accounted for under ASC 718-10, Share-Based Payment, and ASC 505-50, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, respectively.

In accordance with ASC 718-10, all grants of share options to employees are recognized in the financial statements based on their grant-date fair values. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with service conditions that have a graded vesting schedule.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Change in Method of Accounting Principle

(1)	Shipping and handling costs

Effective January 1, 2011, the Company changed its method of accounting for shipping and handling costs and has recorded such expenses in the line item "operating expenses — selling expenses" in the consolidated statements of operations, whereas in prior years, shipping and handling costs were recorded as part of "cost of revenue". The Company believes the classification of shipping and handling costs as "operating expenses — selling expenses" is preferable because it (1) better reflects the selling nature of the expenses; and (2) increases the comparability of information with its competitors. The comparative financial statements of prior years have been adjusted retrospectively to reflect this reclassification and enhance comparability between periods.

The change of method of accounting resulted in increases in gross profit, selling expenses and total operating expenses of RMB31,967,000 in 2009 and RMB91,145,000 in 2010, with a corresponding decrease in cost of revenues. There were no changes in net income, the Company's financial position or cash flows as a result of this change.

(2)	Provision for advance to suppliers

Effective January 1, 2011, the Company changed its policy regarding the consolidated statement of operations classification of its provision for advance to suppliers such that the provision is recorded in either "cost of revenue" or "operating expenses — general and administrative expenses," depending on whether the advance is more akin to inventory or a financial asset based on the facts and circumstances at the time such loss is incurred. In prior years, any provision relating to advance to suppliers was recorded as part of "cost of revenue". The Company believes such classification is preferable because it (1) better reflects the nature of losses relating to the advance to suppliers; and (2) increases the comparability of information with its competitors. Since provisions in prior years were more akin to inventory and were classified as cost of revenues, no change was required to the comparative prior year financial statements presented as a result of retroactively applying this policy.

Comparative Financial Statements

The presentation of the 2009 and 2010 consolidated statements of operations reflect the following changes:

(1)	Reclassification of RMB31,967,000 and RMB91,145,000, respectively, from cost of revenues to selling expenses, as a result of change in method of accounting principle of shipping and handling costs;

(2)	Reclassification of RMB1,982,000 and RMB21,552,000, respectively, from other income to net revenues to conform to the current year's presentation of sales of scrap materials; and

(3)

Government grants in operating income of nil and RMB18,755,000, respectively, are classified within general and administrative expenses as a direct offset to related expenses, and government grants in non-operating income of RMB7,661,000 and RMB9,595,000, respectively, are classified within other income, to conform to the current year's presentation.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, Fair Value Measurement ("ASC 820") which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income ("OCI") and its components in the statements of shareholders' equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company will adopt ASU 2011-05 and 2011-12 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In September 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other, which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a "qualitative" assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company will adopt ASU 2011-08 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In December 2011, FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires disclosures that affect all entities with financial instruments and derivatives that are either offset on the balance sheet in accordance with ASC 210-20-45 or ASC 815-10-45, or subject to a master netting arrangement, irrespective of whether they are offset on the balance sheet. ASU 2011-11 is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual reports. Entities should provide the disclosures required by this ASU retrospectively for all comparative periods presented. The provisions of ASU 2011-11 are not expected to have a material effect on the financial position, results of operations or cash flows of the Company.

Concentration of Risks

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk are primarily cash and cash equivalents, accounts receivable, advances made to suppliers and long-term prepayments.

The Group has RMB1,615,370,000 (US$256,656,445) of cash and bank deposits in the PRC, which constitute about 82% of total cash and cash equivalents. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors' interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council promulgates implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law when necessary. Under the new Bankruptcy Law, a Chinese bank can go into bankruptcy. In addition, since China's concession to the World Trade Organization ("WTO"), foreign banks have been gradually permitted to operate in China which has led to increased competition for Chinese banks. Further, the global financial crisis arising in the third quarter of 2008 has increase the risk of bank bankruptcy in the PRC. In the event of bankruptcy, it is uncertain whether the Group will be able to receive its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group mitigates its risk of loss by continuing to monitor the financial strength of the financial institutions in which it makes deposits.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of raw materials. As a percentage of total advances to suppliers, including long-term prepayments, the top five suppliers accounted for an aggregate of 46.1% and 12.3% as of December 31, 2010 and 2011, respectively. Due to the Group's concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group's suppliers may cause a material loss to the Group and have a material adverse effect on the Group's financial condition and results of operations (Note 5). The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers' performance.

With respect to accounts receivable, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its customers.

Concentration of customers

The Group currently sells a substantial portion of its PV products to a limited number of customers. As a percentage of revenues, the top five customers accounted for an aggregate of 65.3%, 51.9% and 45.0% for the years ended December 31, 2009, 2010 and 2011, respectively. The loss of sales from any of these customers would have a significant negative impact on the Group's business. Sales to customers are mostly made through non-exclusive, short-term arrangements. Due to the Group's dependence on a limited number of customers, any negative events with respect to the Group's customers may cause material fluctuations or declines in the Group's revenue and have a material adverse effect on the Group's financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group's raw materials are sourced from its five largest silicon material suppliers who collectively accounted for an aggregate of 51.6%, 40.0% and 40.6% of the Group's total silicon and silicon wafer purchases for the years ended December 31, 2009, 2010 and 2011, respectively. Failure to develop or maintain relationships with these suppliers may cause the Group to be unable to source adequate raw materials needed to manufacture its PV products. Any disruption in the supply of raw materials to the Group may adversely affect the Group's business, financial condition and results of operations.